Financial risk management - Market Risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Cash flow hedges | Short
Risk management
Notional amount	€ 1,350	€ 1,196
Fair value hedges | Short
Risk management
Notional amount	1,456	1,579
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	4,299	2,949
Forward foreign exchange contracts | Cash flow hedges | USD | Short
Risk management
Notional amount	1,261	457
Forward foreign exchange contracts | Cash flow hedges | GBP | Short
Risk management
Notional amount	235	209
Forward foreign exchange contracts | Cash flow hedges | JPY | Short
Risk management
Notional amount	235	392
Forward foreign exchange contracts | Fair value hedges | USD | Short
Risk management
Notional amount	1,456	1,580
Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | USD | Short
Risk management
Notional amount	3,007	1,540
Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | CNY | Short
Risk management
Notional amount	866	920
Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | INR | Short
Risk management
Notional amount		201
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | USD | Long
Risk management
Notional amount	854	601
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | GBP | Long
Risk management
Notional amount		484
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | CNY | Short
Risk management
Notional amount	402
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | JPY | Long
Risk management
Notional amount	311	500
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | INR | Short
Risk management
Notional amount	68
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | INR | Long
Risk management
Notional amount		219
Designated as hedging instrument | Forward foreign exchange contracts | Fair value hedges | USD | Long
Risk management
Notional amount	1,458	1,580
Designated as hedging instrument | Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | USD | Long
Risk management
Notional amount	3,007	1,540
Designated as hedging instrument | Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | GBP | Long
Risk management
Notional amount		920
Designated as hedging instrument | Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | CNY | Long
Risk management
Notional amount	866
Designated as hedging instrument | Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | INR | Long
Risk management
Notional amount	192	201
Not designated as hedging instrument | Forward foreign exchange contracts | Hedges for interest bearing-liabilities | USD | Short
Risk management
Notional amount	758	841
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | USD | Short
Risk management
Notional amount	2,709
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | USD | Long
Risk management
Notional amount		1,602
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | GBP | Short
Risk management
Notional amount		938
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | CNY | Short
Risk management
Notional amount	888
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | JPY | Short
Risk management
Notional amount		155
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | JPY | Long
Risk management
Notional amount	204
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | INR | Short
Risk management
Notional amount	272
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | INR | Long
Risk management
Notional amount		404
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | USD | Short
Risk management
Notional amount		(1,372)
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | USD | Long
Risk management
Notional amount	4,214
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | GBP | Long
Risk management
Notional amount		896
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | CNY | Long
Risk management
Notional amount	892
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | JPY | Short
Risk management
Notional amount	151
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | JPY | Long
Risk management
Notional amount		109
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | INR | Short
Risk management
Notional amount		€ (322)
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | INR | Long
Risk management
Notional amount	€ (1,117)
Currency risk | Cash flow hedges
Risk management
Hedge ratio	1
Currency risk | Fair value hedges
Risk management
Hedge ratio	1
Currency risk | Hedges on net investment in foreign subsidiaries
Risk management
Hedge ratio	1